Debt - Schedule of Euro Term Loan Facility Installments (Details) - Dec. 31, 2025 € in Millions, $ in Millions	USD ($)	EUR (€)
Debt Instrument [Line Items]
2026 | $	$ 118
2027 | $	$ 470
Amended Term Loan Facilities Due In 2027 | Term loan
Debt Instrument [Line Items]
2026 | €		€ 100
2027 | €		€ 200